Equity share capital and share premium (Details Narrative)	12 Months Ended
	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares ₨ / shares shares	Mar. 31, 2024 ₨ / shares shares	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Nominal value | ₨ / shares			₨ 142
Class F Share [member]
IfrsStatementLineItems [Line Items]
Nominal value | $ / shares	$ 1.00001	$ 1.00001
Share based compensation equity instruments [Member]
IfrsStatementLineItems [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares | shares	1,844	1,844	1,844	1,844
Exercise price, equity instruments | (per share)	$ 5.42	$ 463.03